SECURITIES	12 Months Ended
Dec. 31, 2013
SECURITIES
SECURITIES

NOTE 3 – SECURITIES

                The amortized cost and fair value of securities available-for-sale and held-to-maturity at December 31, 2013 and 2012 are summarized as follows:

	Amortized	Gross Unrealized		Fair
December 31, 2013	Cost	Gains	Losses	Value
Available-for-sale securities
U.S. Government agencies	$112,863	$-	$7,791	$105,072
U.S. Government sponsored agency mortgage backed securities	168,045	27	10,649	157,423
States and political subdivisions	45,237	1,240	140	46,337
Corporate bonds	20,747	280	145	20,882
	$346,892	$1,547	$18,725	$329,714
Held-to-maturity securities
States and political subdivisions	$27,839	$756	$-	$28,595

	Amortized	Gross Unrealized		Fair
December 31, 2012	Cost	Gains	Losses	Value
Available-for-sale securities
U.S. Government agencies	$143,897	$400	$280	$144,017
U.S. Government sponsored agency mortgage backed securities	131,917	1,856	55	133,718
States and political subdivisions	47,273	3,306	-	50,579
Corporate bonds	16,884	529	9	17,404
	$339,971	$6,091	$344	$345,718
Held-to-maturity securities
States and political subdivisions	$31,755	$1,665	$-	$33,420

            Certain investments in debt securities are reported in the financial statements at an amount less than their historical cost.  Total fair value of these investments at December 31, 2013 and 2012 was approximately $269,691 and $83,579, which was approximately 75% and 22%, respectively, of the Corporation’s available-for-sale and held-to-maturity investment portfolio.  The Corporation evaluates its investment portfolio on a quarterly basis for impairment.  The analysis performed as of December 31, 2013 and December 31, 2012 indicated that all impairment was considered temporary, market driven due primarily to fluctuations in market interest rates and not credit-related.

            The following table shows the Corporation’s investments’ gross unrealized losses and fair value of the Corporation’s investments with unrealized losses that were not deemed to be other-than-temporarily impaired, aggregated by investment class and length of time that individual securities had been in a continuous unrealized loss position at December 31, 2013 and 2012:

	Less than 12 months		12 months or Greater		Total
December 31, 2013	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Type of Security	Value	Losses	Value	Losses	Value	Losses
US Government agencies	$ 100,533	$ 7,330	$ 4,539	$ 461	$ 105,072	$ 7,791
US Government sponsored agency mortgage
backed securities	144,134	10,073	8,698	576	152,832	10,649
States and political subdivisions	2,615	140	-	-	2,615	140
Corporate bonds	8,590	121	582	24	9,172	145
	$ 255,872	$ 17,664	$ 13,819	$ 1,061	$ 269,691	$ 18,725

	Less than 12 months		12 months or Greater		Total
December 31, 2012	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Type of Security	Value	Losses	Value	Losses	Value	Losses
US Government agencies	$ 68,979	$ 280	$ -	$ -	$ 68,979	$ 280
US Government sponsored agency mortgage
backed securities	12,881	55	-	-	12,881	55
Corporate bonds	1,719	9	-	-	1,719	9
	$ 83,579	$ 344	$ -	$ -	$ 83,579	$ 344

The unrealized losses on the Corporation’s investments in direct obligation of U.S. government agencies and U.S. government sponsored agency mortgage backed securities were caused by interest rate increases.  The contractual terms of those investments do not permit the issuer to settle the securities at a price less than the amortized cost basis of the investments.  Because the Corporation does not intend to sell the investments and it is not more likely than not the Corporation will be required to sell the investments before recovery of their amortized basis, which may be maturity, the Corporation does not consider those investments to be other-than-temporarily impaired at December 31, 2013.

The amortized cost and fair value of available-for-sale securities and held-to-maturity securities at December 31, 2013, by contractual maturity, are shown below.  Expected maturities will differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Available-for-Sale		Held-to-Maturity
December 31, 2013	Amortized	Estimated	Amortized	Estimated
	Cost	Fair Value	Cost	Fair Value
Within one year	$ 5,841	$ 5,920	$ 3,135	$ 3,208
One to five years	26,404	26,489	7,043	7,305
Five to ten years	131,468	124,308	16,554	16,953
After ten years	15,134	15,574	1,107	1,129
Mortgage-backed securities	168,045	157,423	-	-
Total	$ 346,892	$ 329,714	$ 27,839	$ 28,595

The carrying value of securities pledged as collateral to secure public deposits and for other purposes was $210,494 at December 31, 2013 and $210,800 at December 31, 2012.

The book value of securities sold under agreements to repurchase amounted to $34,978 and $26,500 at December 31, 2013 and 2012, respectively.

Gross gains of $1,026, $2,455and $1,509 resulting from sales of available-for-sale securities were realized for at December 31, 2013, 2012 and 2011, respectively.  A loss of $197 was included in the net gain of $829 for December 31, 2013.  A loss of $161 was included in the net gain of $2,294 for December 31, 2012.  Losses of $51 were included in the net gain of $1,458 for December 31, 2011.